SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				1 Months Ended	12 Months Ended
	May 21, 2023 USD ($)	Nov. 04, 2022	May 19, 2021 USD ($) $ / shares shares	Mar. 31, 2018	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 14, 2023 $ / shares	Jul. 17, 2023	Aug. 25, 2021	Jan. 01, 2016
Antidilutive securities | shares					18,573,116	170
Interest rate, description		The fair value for both periods is based on the maturity dates, the interest of 12%, the 15% exit fee, the 2% appreciation fee in for an estimated period, and a 45% and 40% present value factor
Interest rate		12.00%								2.00%
Exit fee rate		15.00%
Cash equivalents					$ 0	$ 0
Cash, FDIC insured amount					250,000
Partnership percentage				100.00%
Amortization expenses					390,000	390,000
Initial payment					54,647	54,647
Service fee	$ 25,000
Received initial payment					300,000
Monthly service fees					100,000
Related Party [Member]
Interest rate								10.00%
Initial payment	150,000
Hydrenesis Technology And Equipment [Member]
Costs and expenses, related party	$ 300,000
Hydrenesis-Delta Systems, LLC [Member]
Ownership percentage									100.00%
Patents Purchase Agreement [Member] | F&T Water Solutions LLC [Member]
Patent purchase price			$ 2,000,000
Issuance of common stock | shares			9,900,990
Market value price per share | $ / shares			$ 0.505
Stock Issued During Period, Value, Acquisitions			$ 5,000,000
Cost of acquisition			7,000,000
Amortization, Year five			390,000
Finite lived intangible assets, net			$ 1,950,000
Technology Rights Agreement [Member]
Amortization, Year five					1,080,000
Amortization expense					1,080,000	$ 1,080,000
Amortization, After year five					$ 5,400,000
Technology Rights Agreement [Member] | Hydrenesis-Delta Systems, LLC [Member]
Royalty fee, percentage									12.50%
Measurement Input, Share Price [Member]
Warrants, measurement input | $ / shares					0.011	0.05
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input						3.81
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants, measurement input					4.40
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants, measurement input					4.59
Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants, measurement input					124.8	113.6
Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants, measurement input					133.8	121.0
Series E Redeemable Convertible Preferred Stock [Member]
Antidilutive securities | shares					1,656	1,500
Convertible preferred stock conversion,shares | shares					5,678,000
Fixed conversion price | $ / shares						$ 0.35
Convertible preferred stock conversion,shares | shares						5,143,000
Series F Redeemable Convertible Preferred Stock [Member]
Antidilutive securities | shares					750,000
Fixed conversion price | $ / shares					$ 0.35
Series G Redeemable Convertible Preferred Stock [Member]
Antidilutive securities | shares					445
Fixed conversion price | $ / shares					$ 0.008
Market value price per share | $ / shares							$ 1,000
Series G Preferred Stock [Member]
Convertible preferred stock conversion,shares | shares					66,750,000
Series A Convertible Preferred Stock [Member]
Antidilutive securities | shares						5,000,000
Preferred stock converted, shares | shares						803,124,000
Series E Redeemable Convertible Preferred Stock One [Member]
Convertible preferred stock conversion,shares | shares						3,192,000
Debt conversion, converted instrument, rate						90.00%
Common Stock [Member]
Preferred stock converted, shares | shares					1,116,482,000
Convertible preferred stock conversion,shares | shares					267,836,000	192,750,000
Series A Convertible Preferred Stock [Member]
Antidilutive securities | shares					5,000,000
Series F Preferred Stock [Member]
Antidilutive securities | shares						750,000
Warrant [Member]
Antidilutive securities | shares						18,573,116